Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of changes in equity [abstract]
Dividends declared per share	¥ 95	¥ 80	¥ 70